Employee Benefit Plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) h	Dec. 31, 2013 USD ($)
Defined Contribution Plan Disclosure [Line Items]
Work hours per week | h	20
Employer matching percent	50.00%
Maximum percentage of contributions per employee	6.00%
Vesting period	4 years
Contribution amount	$ 239	$ 239
Discontinued Operations [Member]
Defined Contribution Plan Disclosure [Line Items]
Contribution amount	$ 176	$ 173